Subsequent Events (Details Narrative) - USD ($)																										9 Months Ended		12 Months Ended
	Nov. 20, 2017	Nov. 10, 2017	Nov. 08, 2017	Oct. 02, 2017	Aug. 24, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 23, 2017	Jun. 09, 2017	Mar. 01, 2017	Mar. 01, 2017	Feb. 02, 2017	Jan. 26, 2017	Jan. 22, 2017	Jan. 08, 2017	Sep. 02, 2016	Mar. 28, 2016	Mar. 08, 2016	Jan. 30, 2016	Dec. 29, 2015	Apr. 19, 2015	Feb. 14, 2015	Jan. 25, 2015	Jan. 15, 2015	Jan. 02, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017
Sale of stock during period, shares																				2,700
Stock issued during period, shares						1,265,411	632,706
Warrant exercise price per share						$ 0.08		$ 0.04	$ 0.05									$ 0.005												$ 0.08
Proceeds from issuance of warrant								$ 100,000	$ 75,000
Number of shares issued for services, shares					5,005,435
Number of shares issued for services																										$ (823,779)	$ (7,000)	$ (92,500)	$ (211,591)
Number of options expired											1,200,000				1,150,000
Strike price											$ 0.08				$ 0.08		$ 0.06	$ 0.06	$ 0.07					$ 0.15	$ 0.08
CEO [Member]
Stock issued during period, shares													14,000,000
Warrant exercise price per share													$ 0.05
Number of shares issued for services, shares														2,000,000									1,500,000
Number of shares issued for services														$ 34,600									$ 24,600
Strike price																					$ 0.15	$ .15
Three Directors [Member]
Number of shares issued for services, shares														2,000,000		3,000,000
Number of shares issued for services														$ 34,600		$ 45,000
Subsequent Event [Member]
Stock issued during period, shares	250,000	500,000	2,375,000
Number of shares issued for services, shares				298,500								1,000,000
Number of shares issued for services				$ 2,985,000
Number of options expired										1,200,000					1,150,000
Strike price										$ 0.08					$ 0.08
Subsequent Event [Member] | Professional Services [Member]
Number of shares issued for services, shares														200,000
Number of shares issued for services														$ 3,460
Subsequent Event [Member] | Professional Services [Member]
Number of shares issued for services, shares														500,000
Number of shares issued for services														$ 8,650
Subsequent Event [Member] | Administrative Services [Member]
Number of shares issued for services, shares														150,000
Number of shares issued for services														$ 2,595
Subsequent Event [Member] | Administrative Services One [Member]
Number of shares issued for services, shares														150,000
Number of shares issued for services														$ 2,595
Subsequent Event [Member] | CEO [Member]
Sale of stock during period, shares													14,000,000
Stock issued during period, shares													14,000,000
Number of warrant issued													14,000,000
Warrant exercise price per share													$ 0.05
Warrant term													2 years
Proceeds from issuance of warrant													$ 350,000
Number of shares issued for services, shares														2,000,000
Number of shares issued for services														$ 34,600
Subsequent Event [Member] | Directors [Member]
Number of shares issued for services, shares														2,000,000
Number of shares issued for services														$ 34,600
Subsequent Event [Member] | Three Directors [Member]
Number of shares issued for services, shares														3,000,000
Number of shares issued for services														$ 51,900